RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
APBO	$ 3,074	$ 2,479	$ 2,277
Unrecognized net transition obligation	0	(54)
Unrecognized prior service costs	(6)	(9)
Unrecognized net gain (loss)	(285)	182
Accrued benefit cost at fiscal year end	$ 2,783	$ 2,598